Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 - COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company is subject to ordinary routine litigation incidental to its normal business operations. The Company is not currently a party to, and its property is not subject to, any material legal proceedings, except as set forth below.

On October 25, 2017, Genexosome entered into and closed a Stock Purchase Agreement with Beijing Genexosome and Yu Zhou, MD, PhD, the sole shareholder of Beijing Genexosome, pursuant to which Genexosome acquired all of the issued and outstanding securities of Beijing Genexosome in consideration of a cash payment in the amount of $450,000, of which $100,000 is still owed. Further, on October 25, 2017, Genexosome entered into and closed an Asset Purchase Agreement with Dr. Zhou, pursuant to which the Company acquired all assets, including all intellectual property and exosome separation systems, held by Dr. Zhou pertaining to the business of researching, developing and commercializing exosome technologies. In consideration of the assets, Genexosome paid Dr. Zhou $876,087 in cash, transferred 3,333 shares of common stock of the Company to Dr. Zhou and issued Dr. Zhou 400 shares of common stock of Genexosome. Dr. Zhou was terminated as Co-CEO of Genexosome on August 14, 2019. Further, on October 28, 2019, Research Institute at Nationwide Children’s Hospital (“Research Institute”) filed a Complaint in the United States District Court for the Southern District of Ohio Eastern Division against Dr. Zhou, Li Chen, the Company and Genexosome with various claims against the Company and Genexosome. The Company, Genexosome and the Research Institute entered into a Settlement Agreement dated June 7, 2022 (the “Settlement Date”) whereby the Company agreed to pay the Research Institute $450,000 on each of the sixty-day, one year and two-year anniversaries of the Settlement Date. In addition, the Company agreed to pay the Research Institute 30% of the Company’s initial pre-tax profit of $3,333,333, 20% of the Company’s second pre-tax profit of $3,333,333 and 10% of the Company’s third pre-tax profit of $3,333,333. The parties provided a mutual release as well. As of both March 31, 2025 and December 31, 2024, the accrued litigation settlement amounted to $373,450.

Operating Leases Commitment

The Company is a party to leases for office space. These lease agreements expire through December 2025. Rent expense under all operating leases amounted to approximately $32,000 for both the three months ended March 31, 2025 and 2024.

Supplemental cash flow information related to leases for the three months ended March 31, 2025 and 2024 is as follows:

	Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$27,535	$26,533
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$127,486	$-

The following table summarizes the lease term and discount rate for the Company’s operating lease as of March 31, 2025:

Operating Lease
Weighted average remaining lease term (in years)	1.75
Weighted average discount rate	13.0%

The following table summarizes the maturity of lease liabilities under operating lease as of March 31, 2025:

For the Twelve-month Period Ending March 31:	Operating Lease
2026	$78,000
2027	54,000
2028 and thereafter	-
Total lease payments	132,000
Amount of lease payments representing interest	(12,747)
Total present value of operating lease liabilities	$119,253

Current portion	67,547
Long-term portion	51,706
Total	119,253

Joint Venture - Avactis Biosciences Inc.

On July 18, 2018, the Company formed a wholly owned subsidiary, Avactis Biosciences Inc. (“Avactis”), a Nevada corporation, which focuses on accelerating commercial activities related to cellular therapies as well as cellular immunotherapy including CAR-T, CAR-NK, TCR-T and others. When formed, Avactis was designed to integrate and optimize the Company’s global scientific and clinical resources to further advance the use of cellular therapies to treat certain cancers; however the Company is no longer pursuing any commercial activities with respect to cellular immunotherapy and CAR-T, in particular. Commencing on April 6, 2022, the Company owns 60% of Avactis and Arbele Biotherapeutics Limited (“Arbele Biotherapeutics”) owns 40% of Avactis. Avactis owns 100% of the capital stock of Avactis Nanjing Biosciences Ltd., a company incorporated in the PRC on May 8, 2020 (“Avactis Nanjing”), which only owns a patent and is not considered an operating entity.

The Company is required to contribute $10 million (or equivalent in RMB) in cash and/or services, which shall be contributed in tranches based on milestones to be determined jointly by Avactis and the Company in writing subject to the Company’s cash reserves. Within 30 days, Arbele Biotherapeutics shall make contribution of $6.66 million in the form of entering into a License Agreement with Avactis granting Avactis an exclusive right and license in China to its technology and intellectual property pertaining to CAR-T/CAR-NK/TCR-T/universal cellular immunotherapy technology and any additional technology developed in the future with terms and conditions to be mutually agreed upon the Company and Avactis and services. As of the date hereof, the License Agreement has not been finalized by the parties.

In addition, the Company is responsible for contributing registered capital of RMB 5,000,000 (approximately $0.7 million) for working capital purposes as required by local regulation, which is not required to be contributed immediately and will be contributed subject to the Company’s discretion. As of the date hereof, Avactis’ activities have been limited to that of a patent holding company and there is no other activity or planned contributions in the rest of 2025 or into the foreseeable future.

NOTE 21 - COMMITMENTS AND CONTINGENCIES

Litigation

From time to time, the Company is subject to ordinary routine litigation incidental to its normal business operations. The Company is not currently a party to, and its property is not subject to, any material legal proceedings, except as set forth below.

On October 25, 2017, Genexosome entered into and closed a Stock Purchase Agreement with Beijing Genexosome and Yu Zhou, MD, PhD, the sole shareholder of Beijing Genexosome, pursuant to which Genexosome acquired all of the issued and outstanding securities of Beijing Genexosome in consideration of a cash payment in the amount of $450,000, of which $100,000 is still owed. Further, on October 25, 2017, Genexosome entered into and closed an Asset Purchase Agreement with Dr. Zhou, pursuant to which the Company acquired all assets, including all intellectual property and exosome separation systems, held by Dr. Zhou pertaining to the business of researching, developing and commercializing exosome technologies. In consideration of the assets, Genexosome paid Dr. Zhou $876,087 in cash, transferred 3,333 shares of common stock of the Company to Dr. Zhou and issued Dr. Zhou 400 shares of common stock of Genexosome. Further, the Company had not been able to realize the financial projections provided by Dr. Zhou at the time of the acquisition and has decided to impair the intangible asset associated with this acquisition to zero. Dr. Zhou was terminated as Co-CEO of Genexosome on August 14, 2019. Further, on October 28, 2019, Research Institute at Nationwide Children’s Hospital (“Research Institute”) filed a Complaint in the United States District Court for the Southern District of Ohio Eastern Division against Dr. Zhou, Li Chen, the Company and Genexosome with various claims against the Company and Genexosome. The criminal proceedings against Dr. Zhou and Li Chen have been concluded. The Company, Genexosome and the Research Institute entered into a Settlement Agreement dated June 7, 2022 (the “Settlement Date”) whereby the Company agreed to pay the Research Institute $450,000 on each of the sixty-day, one year and two-year anniversaries of the Settlement Date. In addition, the Company agreed to pay the Research Institute 30% of the Company’s initial pre-tax profit of $3,333,333, 20% of the Company’s second pre-tax profit of $3,333,333 and 10% of the Company’s third pre-tax profit of $3,333,333. The parties provided a mutual release as well. As of December 31, 2024, the accrued litigation settlement amounted to $373,450.

Operating Leases Commitment

The Company is a party to leases for office space. These lease agreements expired through February 2025. Rent expense under all operating leases amounted to approximately $127,000 and $129,000 for the years ended December 31, 2024 and 2023, respectively.

Supplemental cash flow information related to leases for the years ended December 31, 2024 and 2023 is as follows:

	Years Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	$125,076	$125,929
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$-	$235,893

The following table summarizes the lease term and discount rate for the Company’s operating lease as of December 31, 2024:

Operating Lease
Weighted average remaining lease term (in years)	0.08
Weighted average discount rate	11.0%

The following table summarizes the maturity of lease liabilities under operating lease as of December 31, 2024:

For the Year Ending December 31:	Operating Lease
2025	$10,753
2026 and thereafter	-
Total lease payments	10,753
Amount of lease payments representing interest	(44)
Total present value of operating lease liabilities (current liability)	$10,709

Joint Venture - Avactis Biosciences Inc.

On July 18, 2018, the Company formed a wholly owned subsidiary, Avactis Biosciences Inc. (“Avactis”), a Nevada corporation, which focuses on accelerating commercial activities related to cellular therapies as well as cellular immunotherapy including CAR-T, CAR-NK, TCR-T and others. When formed, Avactis was designed to integrate and optimize the Company’s global scientific and clinical resources to further advance the use of cellular therapies to treat certain cancers, however the Company is no longer pursuing any commercial activities with respect to cellular immunotherapy and CAR-T, in particular. As of April 6, 2022, the Company owns 60% of Avactis and Arbele Biotherapeutics Limited (“Arbele Biotherapeutics”) owns 40% of Avactis. Avactis owns 100% of the capital stock of Avactis Nanjing Biosciences Ltd., a company incorporated in the PRC on May 8, 2020 (“Avactis Nanjing”), which only owns a patent and is not considered an operating entity.

The Company is required to contribute $10 million (or equivalent in RMB) in cash and/or services, which shall be contributed in tranches based on milestones to be determined jointly by Avactis and the Company in writing subject to the Company’s cash reserves. Within 30 days, Arbele Biotherapeutics shall make contribution of $6.66 million in the form of entering into a License Agreement with Avactis granting Avactis an exclusive right and license in China to its technology and intellectual property pertaining to CAR-T/CAR-NK/TCR-T/universal cellular immunotherapy technology and any additional technology developed in the future with terms and conditions to be mutually agreed upon the Company and Avactis and services. As of the date hereof, the License Agreement has not been finalized by the parties.

In addition, the Company is responsible for contributing registered capital of RMB 5,000,000 (approximately $0.7 million) for working capital purposes as required by local regulation, which is not required to be contributed immediately and will be contributed subject to the Company’s discretion. As of the date hereof, Avactis’ activities have been limited to that of a patent holding company and there is no other activity or planned contributions in 2025 or into the foreseeable future.